Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			1 Months Ended	2 Months Ended	5 Months Ended
	Jul. 06, 2020	May 07, 2020	May 31, 2020	Jul. 06, 2020	Sep. 30, 2020
Description of Organization and Business Operations Details [Line Items]
Sale of stock in shares (in Shares)		14,375,000
Per unit (in Dollars per share)		$ 10.00
Net tangible assets		$ 5,000,001		$ 5,000,001	$ 5,000,001
Desription of business combination		If the Company has not completed a Business Combination within 24 months from the closing of the Proposed Public Offering (as it may be extended, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Description of sale of stock		In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	the Sponsor transferred 25,000 Founder Shares to each of its director, or an aggregate of 100,000 Founder Shares, at their original purchase price. Cowen Investments II LLC subsequently transferred all of its Founder Shares to PA Co-Investments LLC. The Founder Shares included an aggregate of up to 468,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture
Transaction cost	$ 3,390,063			3,390,063	3,390,063
Underwriting Fees				2,875,000	2,875,000
Other offering costs	515,063			515,063	$ 515,063
Cash held outside of the Trust Account	$ 1,849,137			$ 1,849,137
Fair market value in the trust account, percentage				80.00%	80.00%
Percentage of outstanding voting securities	50.00%			50.00%	50.00%
Aggregate of public shares, percentage				15.00%	15.00%
Redemption of public shares, percentage				100.00%	100.00%
Dissolution expenses				$ 100,000	$ 100,000
Public per share (in Dollars per share)	$ 10.00			$ 10.00	$ 10.00
Initial Public Offering [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock in shares (in Shares)	14,375,000	12,500,000		14,375,000	14,375,000
Per unit (in Dollars per share)	$ 10.00			$ 10.00
Gross proceeds	$ 143,750,000
Over-Allotment Option [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock in shares (in Shares)	1,875,000	450,000
Per unit (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00
Gross proceeds	$ 143,750,000
Private Placement Unit [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock in shares (in Shares)		450,000		487,500	487,500
Per unit (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00	$ 10.00
Gross proceeds				$ 4,875,000	$ 4,875,000
Public Stockholders [Member]
Description of Organization and Business Operations Details [Line Items]
Per unit (in Dollars per share)	10.00			$ 10.00	$ 10.00
Common Class A [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock in shares (in Shares)		12,500,000
Per unit (in Dollars per share)		$ 10.00
Common Class A [Member] | Private Placement Unit [Member]
Description of Organization and Business Operations Details [Line Items]
Per unit (in Dollars per share)	$ 11.50	$ 11.50		$ 11.50	$ 11.50
Initial Public Offering [Member]
Description of Organization and Business Operations Details [Line Items]
Maturity term	185 days